Supplement to the
Fidelity® Institutional Money Market Funds Institutional Class
May 30, 2014
Prospectus

The following information replaces similar information for Money Market Portfolio found in the "Fund Summary" section under the heading "Fee Table" on page 3.

Management fee	0.14%
Distribution and/or Service (12b-1) fees	None
Other expenses	0.04%
Total annual operating expenses	0.18%
Fee waiver and/or expense reimbursementA	0.04%
Total annual operating expenses after fee waiver and/or expense reimbursement	0.14%

A Fidelity Management & Research Company (FMR) has contractually agreed to reimburse Institutional Class of the fund to the extent that total operating expenses (excluding interest, certain taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of its average net assets, exceed 0.14%. This arrangement will remain in effect through May 31, 2015. FMR may not terminate this arrangement before the expiration date without the approval of the Board of Trustees.

The following information replaces similar information for Money Market Portfolio found in the "Fund Summary" section under the heading "Fee Table" on page 3.

1 year	$ 14
3 years	$ 53
5 years	$ 96
10 years	$ 225
PMM-15-01  January 30, 2015
1.880937.107

The following information replaces similar information for Prime Money Market Portfolio found in the "Fund Summary" section under the heading "Fee Table" on page 7.

Management fee	0.14%
Distribution and/or Service (12b-1) fees	None
Other expenses	0.04%
Total annual operating expenses	0.18%
Fee waiver and/or expense reimbursementA	0.04%
Total annual operating expenses after fee waiver and/or expense reimbursement	0.14%

A Fidelity Management & Research Company (FMR) has contractually agreed to reimburse Institutional Class of the fund to the extent that total operating expenses (excluding interest, certain taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of its average net assets, exceed 0.14%. This arrangement will remain in effect through May 31, 2015. FMR may not terminate this arrangement before the expiration date without the approval of the Board of Trustees.

The following information replaces similar information for Prime Money Market Portfolio found in the "Fund Summary" section under the heading "Fee Table" on page 7.

1 year	$ 14
3 years	$ 53
5 years	$ 96
10 years	$ 225

The following information has been removed from the "Fund Management" section on page 23.

The Adviser has voluntarily agreed to reimburse fund shares to the extent that total operating expenses (excluding interest, certain taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of average net assets, exceed the following rates. Voluntary arrangements may be discontinued at any time.

Money Market Portfolio
Institutional Class

Rate	0.14%
Prime Money Market Portfolio
Institutional Class

Rate	0.14%

Supplement to the
Fidelity® Institutional Money Market Funds - Money Market Portfolio - Class F
May 30, 2014
Prospectus

The following information replaces similar information found in the "Fund Summary" section under the heading "Fee Table" on page 3.

Management fee	0.14%
Distribution and/or Service (12b-1) fees	None
Other expenses	0.01%
Total annual operating expenses	0.15%
Fee waiver and/or expense reimbursementA	0.01%
Total annual operating expenses after fee waiver and/or expense reimbursement	0.14%

A Fidelity Management & Research Company (FMR) has contractually agreed to reimburse Class F of the fund to the extent that total operating expenses (excluding interest, certain taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of its average net assets, exceed 0.14%. This arrangement will remain in effect through May 31, 2015. FMR may not terminate this arrangement before the expiration date without the approval of the Board of Trustees.

The following information replaces similar information found in the "Fund Summary" section under the heading "Fee Table" on page 3.

1 year	$ 14
3 years	$ 47
5 years	$ 83
10 years	$ 191

The following information has been removed from the "Fund Management" section on page 15.

The Adviser has voluntarily agreed to reimburse fund shares to the extent that total operating expenses (excluding interest, certain taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of average net assets, exceed the following rate. Voluntary arrangements may be discontinued at any time.

IMM-F-15-01  January 30, 2015
1.898758.102
Money Market Portfolio
Class F

Rate	0.14%